Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Summary of Borrowings

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	—	8,227,300
Unsecured
- Bank borrowings (b)	50,726,390	54,890,796

	50,726,390	63,118,096
Interest payable	388,185	417,817

Total borrowings	51,114,575	63,535,913

Summary of Interest Rates of Borrowings
(b)	The following table sets forth the range of interest rates of borrowings as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025

Bank borrowings - fixed rate	2.24%-4.20%	1.65%-4.20%
Bank borrowings - floating rate	3.78%-7.23%	3.35%-6.39%

Summary of Bank Borrowings Repayable
(c)	The bank borrowings are repayable as follows:

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Within 1 year	49,114,132	62,088,750
Between 1 and 2 years	2,000,443	1,447,163

	51,114,575	63,535,913